Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Schedule of Investments [Line Items]
Equity securities		¥ 42,409	¥ 35,696
Equity securities	[1]	584,008	597,601
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		25,618	26,945
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 146,047	¥ 161,244

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥146,047 million as of March 31, 2024 and September 30, 2024, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.